Document and Entity Information	Jan. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 15, 2026
Entity Registrant Name	LGAM Private Credit LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01674
Entity Tax Identification Number	93-4633111
Entity Address Address Line 1	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
Country Region	1
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001983514